Critical accounting judgements and key sources of estimation uncertainty	12 Months Ended
Dec. 31, 2022
Critical accounting judgements and key sources of estimation uncertainty
Critical accounting judgements and key sources of estimation uncertainty

3Critical accounting judgements and key sources of estimation uncertainty

The preparation of the consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period.

The Company’s most significant estimates and judgments involve valuation of the stock-based consideration, including the fair value of common stock and market-based restricted stock units, the valuations of warrant liabilities, derivative liabilities including convertible loan notes, and the valuation of call options.

These estimates are based on historical data and experience, as well as various other factors that management believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Such estimates often require the selection of appropriate valuation methodologies and models and may involve significant judgment in evaluating ranges of assumptions and financial inputs. Actual results may differ from those estimates under different assumptions, financial inputs, or circumstances.

Capitalization of development costs

The business incurs a significant amount of research and development cost. The point in time at which the business begins capitalization of any project is a critical accounting judgement. The business assesses the technology readiness level of its research and development projects, along with the commercialization potential and guidance from the accounting standards to assess whether a particular development project should be capitalized or not.

3Critical accounting judgements and key sources of estimation uncertainty (continued)

Costs for internally generated research and development are capitalized only if:

- the product or process is technically feasible;

- adequate resources are available to successfully complete the development;

- the benefits from the assets are demonstrated;

- the costs attributable to the projects are reliably measured;

- an intention exists to produce and market or use the developed product or process and market relevance can be demonstrated.

Management has concluded none of the projects currently meet the requirements for capitalization as the market for the use of eVTOL technologies is not yet established or proven, and uncertainties remain regarding the successful completion of this development.

If costs relating to a research and development projects are not capitalized, they are expensed as incurred and presented in Research and Development expenses in profit or loss (note 7).

Share acquisition – business combination under common control

There is currently no guidance in IFRS on the accounting treatment for combinations among entities under common control. IAS 8 requires management, if there is no specifically applicable standard or interpretation, to develop a policy that is relevant to the decision-making needs of users and that is reliable.

In the prior period, management made a judgement and applied a method broadly described as predecessor accounting. The principles of predecessor accounting are:

●	Assets and liabilities of the acquired entity are stated at predecessor carrying values. Fair value measurement is not required.
●	No new goodwill arises in predecessor accounting.
●	Any difference between the consideration given and the aggregate carrying value of the assets and liabilities of the acquired entity at the date of the transaction is included in equity.

The share acquisition of all the ordinary shares of VAGL in the prior period has been considered as a business combination under common control and resulted in VAGL's operations and all of its net assets being recognized by the Company at their historical net book values.

Share-based Payments

During the year ended December 31, 2021, judgments were made in determining the valuation of shares prior to the business combination, including in relation to the issuance of Z-Shares to American Airlines (“American”) on June 10, 2021. For periods prior to the business combination, a probability-weighted model using option pricing methods has been used. For valuations as at or subsequent to the business combination the market value of the publicly traded shares has been used.

The issuance of Class Z-Shares to American

The issuance of Class Z-Shares to American was concluded to be a stand-alone transaction. The transaction ensured that American had an equity interest in VAGL in the event that the business combination did not complete and provided an incentive for American to invest in the PIPE. As a transaction in the Company’s own stock this would generally be within scope of IAS 32, however the compensatory nature of the transaction required consideration of other IFRS guidance, specifically IFRS 2.

3Critical accounting judgements and key sources of estimation uncertainty (continued)

The valuation of the class Z-Shares took considered the following substantive terms and features:

●	Transfer restrictions and discount for lack of marketability
●	Economic rights and entitlements
●	Potential right to exchange into 6,125,000 Company ordinary shares upon closing of merger

Two probability weighted scenarios were considered: a) the Z-Shares convert into to 6,125,000 shares in the Company, subject to lock up and call option, or b) they remain shares of VAGL if the business combination did not complete.

During the year ended December 31, 2021 An expense of £16,739 thousand was recognised based on the total fair value of the class Z-Shares issued to American over the total consideration received (£nil).

Enterprise Management Initiative (EMI)

On March 15, 2022, and as a result of the Business Combination, the Company entered into option agreements with certain employees of the Company as replacement option agreements for share options previously granted over shares in VAGL.

New equity instruments are granted to eligible employees and on March 15, 2022, the Company identified the new option agreements granted as replacement option agreements for the option agreements cancelled. As such the granting of these replacement option agreements has been accounted for in the same way as a modification of the original grant of equity instruments.

It has been concluded that this modification increased the fair value of the option agreements granted, measured immediately before and after the modification, and therefore the Company has subsequently included the incremental fair value granted in the measurement of the amount recognised for services received as consideration for the option agreements granted.

The incremental fair value granted is the difference between the fair value of the replacement option agreements and the net fair value of the cancelled option agreements, at the date the replacement equity instruments were granted – see note 23 for further details.

2021 Incentive Plan

During the year ended December 31, 2022 the Board of Directors adopted the “2021 Incentive Award Plan” in order to facilitate the grant of cash and equity incentives to employees. The share options were given to employees of VAGL in relation to shares in the Company. Under the scheme, the participants are granted options which only vest if the employee remains in employment with the company at the vesting date. Options are vested after the first anniversary of the grant date with 6.25% vest quarterly until the options are fully vested. The “vesting period” is specified in IFRS 2 as the period during which all of the specified vesting conditions are to be satisfied in order for the employees to be entitled unconditionally to the equity instrument. The options expire at the end of the day before the tenth anniversary of the grant date. Management is required to use an appropriate pricing model to value the issue of equity to employees or those providing similar services. Any charge to the profit and loss account is therefore a function of the chosen pricing model, which is based on a range of assumptions. The fair value of the equity instruments granted was derived using a Black-Scholes Model and based upon actual share price on grant date ($9.36). Risk free rate has been determined based upon US Government five year gilts. Expected volatility was determined by the historical volatility of the Company since the completion of the business combination. An attrition rate of 10% has been determined based upon historical experience.

3Critical accounting judgements and key sources of estimation uncertainty (continued)

Convertible Loans and Embedded Derivatives

The fair value of the convertible senior secured notes has been estimated using an option pricing model, in accordance with the International Valuation Standards definition of “market value”. This approach is deemed appropriate because:

●	Like an option, the returns to the Convertible Notes are dependent upon the share price of the Company;
●	The Company is listed and therefore its historical equity value and equity volatility data is readily available; and
●	There are several breakpoints at which the potential returns to the various securities could vary depending on the other participating securities.

The Convertible Notes, which have a five-year term from the date of issuance, have a payment-in-kind interest rate of 9.0% (compounding semi-annually), or a cash interest rate of 7.0% (paid semi-annually).

The holder of the Convertible Notes may convert them into ordinary shares in the Company at any time at a conversion ratio of 90.9091 per $1,000 principal amount (any payment-in-kind accrual converts at the same ratio).

Many of the inputs are not observable and Company specific inputs include the expected probability and timing of specific future events.

For detailed information on the convertible loans and its embedded derivatives, a description of the valuation model and the input parameters, see note 24.

Warrants

Public warrants relate to those warrants that commenced trading on the NYSE on December 16, 2021. Prior to that date, there was no public trading market for Company ordinary shares or warrants.

Private warrants include those issued upon consummation of the business combination to American, members of the Avolon Group (“Avolon”), Virgin, and Mudrick Capital Management L.P (“Mudrick”). Private options were issued to Marcus Waley-Cohen (“MWC”).

3Critical accounting judgements and key sources of estimation uncertainty (continued)

The fair value of the Private Warrants is deemed to be equal to the fair value of the Public Warrants except where the terms of Private Warrants materially differ to Public Warrants. Differences exist, with regards to certain warrant, in the maximum term to exercise as well as the strike price.

An option pricing model (Black-Scholes Model) therefore been used to derive the fair value of Private Warrants. This valuation is judgmental. For detailed information on the warrants, a description of the valuation model and the input parameters, see note 21.

On December 16, 2021 Private Warrants were issued to Avolon, American and Virgin Atlantic Limited (“Virgin”). Warrants issued to Avolon and American were exercised immediately after issuance.

The warrants meet the fixed-for-fixed criterion and are therefore recognised within other reserves until the point of exercise. The amount classified to other reserves on initial recognition reclassified to share capital and share premium upon exercise.

Private Warrants and Options issued to Mudrick along Public Warrants, are accounted for as liabilities in accordance with IAS 32, subject to ongoing mark-to-market adjustments (see note 21).